Taxation	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Taxation	Note 7 - Taxation
(Amounts in thousands, except per share and per unit data)
The Group files a consolidated U.S. federal tax return, multiple state tax returns, and a separate UK tax return for the Parent entity. The consolidated taxable income includes an allocatable portion of income from the Group’s co-investments with Oaktree and its investment in the Chesapeake Granite
Wash Trust. Income taxes are provided for the tax effects of transactions reported in the Interim Condensed Consolidated Financial Statements and
consist of taxes currently due plus deferred taxes related to differences between the basis of assets and liabilities for financial and income tax reporting.
For the six months ended June 30, 2024 and 2023, income tax expense was recognized based on management’s estimate of the weighted average annual effective tax rate expected for the full financial year. The estimate of the annual effective tax rate is subject to variation due to several factors, including variability in forecasted pre-tax book income or loss by jurisdiction, tax credits, and changes in tax laws. Additionally, the effective tax rate can be more or less volatile based on the amount of pre-tax income or loss. For example, the impact of tax credits on our effective tax rate is greater when our pre-tax income or loss is lower.
The estimated average annual tax rate used for the six months ended June 30, 2024 was 119.1%, compared to 23.8% for the six months ended June
30, 2023. For the six months ended June 30, 2024, we reported tax benefit of $97,997, a change of $295,321, compared to an expense of $197,324 in
2023. The June 30, 2024 effective tax rate was primarily impacted by the recognition of the federal marginal well tax credit available to qualified producers and due to management’s estimate of the annual effective tax rate expected for the full financial year as previously discussed. The federal government provides these credits to encourage companies to continue producing lower-volume wells during periods of low prices to maintain the underlying jobs they create and the state and local tax revenues they generate for communities to support schools, social programmes, law enforcement and other similar public services.
The Group has considered the impact of Pillar Two income taxes and does not expect the global minimum tax rate to impact current tax expense in the current year.
The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Current income tax (benefit) expense
Federal (benefit) expense	$4,568	$1,993	$7,289
State (benefit) expense	4,217	2,128	5,902
Foreign - UK (benefit) expense	—	17	—
Total current income tax (benefit) expense	$8,785	$4,138	$13,191
Deferred income tax (benefit) expense
Federal (benefit) expense	$(98,109)	$172,067	$202,133
State (benefit) expense	(8,722)	21,119	25,460
Foreign - UK (benefit) expense	49	—	(141)
Total deferred income tax (benefit) expense	$(106,782)	$193,186	$227,452
Total income tax (benefit) expense	$(97,997)	$197,324	$240,643
The effective tax rate is calculated on the face of the Statement of Comprehensive Income by dividing the amount of recorded income tax benefit
(expense) by the income (loss) before taxation as follows:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Income (loss) before taxation	$(82,252)	$828,256	$1,000,344
Income tax benefit (expense)	97,997	(197,324)	(240,643)
Effective tax rate	119.1%	23.8%	24.1%
The differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

Six Months Ended			Year Ended
June 30, 2024	June 30, 2023		December 31, 2023
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	2.1%	3.0%	3.1%
Federal credits	96.9%	—%	—%
Other, net	(0.9)%	(0.2)%	—%
Effective tax rate	119.1%	23.8%	24.1%